111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

 December 20, 2017
VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust XVI (the "Trust") (File Nos. 2-36431 and 811-2032) on behalf of MFS® Prudent Investor Fund (the "Fund")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 66 (the "Amendment") to the Trust's Registration Statement on Form N-1A.  The Amendment was filed electronically on December 15, 2017.

Please call the undersigned at (617) 954-4340 or Andrew Liakos at (617) 954-5924 with any questions you may have.

Very truly yours,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President & Senior Counsel

BEL/ccs